Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.3%)
New Jersey (91.1%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/2027	210	212
[1]	Atlantic City Board of Education GO	4.000%	4/1/2028	230	234
[1]	Atlantic City Board of Education GO	4.000%	4/1/2029	215	220
[1]	Atlantic City Board of Education GO	4.000%	4/1/2030	170	174
[1]	Atlantic City Board of Education GO	4.000%	4/1/2031	175	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/2032	175	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/2033	180	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/2034	150	151
[2]	Atlantic City NJ GO	5.000%	3/1/2032	750	756
[2]	Atlantic City NJ GO	5.000%	3/1/2037	4,420	4,444
[1]	Atlantic City NJ GO	5.000%	3/1/2037	1,010	1,015
[2]	Atlantic City NJ GO	5.000%	3/1/2042	710	712
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2028	250	259
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2029	200	212
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2035	350	370
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2036	275	277
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2037	710	711
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2038	350	347
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2039	300	295
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2047	810	755
	Atlantic County NJ GO	2.000%	6/1/2035	1,160	962
	Atlantic County NJ GO	2.000%	6/1/2038	785	595
	Atlantic County NJ GO	2.000%	6/1/2039	1,310	960
	Belleville NJ BAN GO	4.000%	7/6/2027	1,155	1,161
	Bergen County NJ GO	3.000%	7/15/2035	2,460	2,282
	Bergenfield Borough NJ GO	3.000%	8/1/2040	1,645	1,401
	Bergenfield Borough NJ GO	3.000%	8/1/2041	1,645	1,373
	Bergenfield Borough NJ GO	3.000%	8/1/2042	1,645	1,360
	Bloomingdale NJ Borough BAN GO	4.000%	2/10/2027	6,427	6,460
	Borough of New Providence NJ GO	3.000%	7/15/2037	1,500	1,368
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/2043	6,655	5,504
	Burlington County NJ GO	3.000%	5/1/2033	1,745	1,668
	Burlington County NJ GO	3.000%	5/1/2034	1,790	1,688
	Burlington Township Board of Education GO	2.250%	2/15/2043	2,565	1,853
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	4.000%	7/15/2027	50	50
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2032	970	1,003
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2042	585	569
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2052	1,865	1,727
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2062	10,120	9,109
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	25	26
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2047	1,440	1,491
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2052	2,325	2,386
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2062	7,905	8,083
	Camden County Improvement Authority Lease (Appropriation) Revenue	5.000%	10/1/2039	215	235
	Camden County Improvement Authority Lease (Appropriation) Revenue	5.000%	10/1/2040	215	233
	Camden County Improvement Authority Lease (Appropriation) Revenue	5.000%	10/1/2044	500	531
	Camden County Improvement Authority Lease (Appropriation) Revenue	5.000%	10/1/2045	700	741
	Camden County Improvement Authority Lease (Appropriation) Revenue	5.000%	10/1/2046	600	632
	Camden County Improvement Authority Lease (Appropriation) Revenue	5.000%	10/1/2047	450	471
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2032	515	519
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2034	500	504
	Camden County NJ GO	3.000%	3/1/2033	550	528
	Cape May County NJ GO	3.000%	9/1/2028	700	700
	Cape May NJ GO	3.000%	10/1/2031	1,000	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape May NJ GO	2.375%	10/1/2032	3,815	3,494
[1]	Carlstadt Borough NJ GO	2.000%	6/15/2032	1,700	1,495
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	500	539
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	550	593
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,020	1,089
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	775	828
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	2,500	2,644
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	1,600	1,676
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	660	691
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	1,600	1,664
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	910	946
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	2,600	2,695
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	1,920	1,990
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	1,950	2,016
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	2,420	2,501
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2043	1,725	1,777
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/2044	3,250	3,047
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2044	2,000	2,054
[1]	Clifton Board of Education GO	2.000%	8/15/2040	3,875	2,702
[1]	Clifton Board of Education GO	2.125%	8/15/2042	1,850	1,235
[1]	Clifton Board of Education GO	2.125%	8/15/2043	1,155	755
[1]	Clifton Board of Education GO	2.250%	8/15/2045	7,940	5,116
	Cumberland County Improvement Authority Intergovernmental Agreement Revenue (State Police Barracks Project)	5.000%	4/1/2051	1,205	1,242
	Cumberland County Improvement Authority Intergovernmental Agreement Revenue (State Police Barracks Project)	5.000%	4/1/2056	1,730	1,769
	Cumberland County Improvement Authority Miscellaneous Revenue (State Police Barracks Project)	5.000%	6/1/2043	565	603
	Cumberland County Improvement Authority Miscellaneous Revenue (State Police Barracks Project)	5.000%	6/1/2056	1,715	1,754
[2]	Deptford Township Board of Education GO	2.500%	7/15/2037	1,090	887
	East Brunswick Township Board of Education GO	4.000%	5/15/2033	350	358
	East Brunswick Township Board of Education GO	3.000%	5/15/2037	620	554
	East Brunswick Township Board of Education GO	3.000%	5/15/2038	500	440
	East Brunswick Township Board of Education GO	3.000%	5/15/2039	730	635
	East Brunswick Township Board of Education GO	3.000%	5/15/2040	755	630
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2034	400	377
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2035	400	370
[2]	East Rutherford Board of Education GO	2.250%	7/15/2041	668	459
	Edgewater Borough NJ GO	1.000%	2/15/2034	1,105	881
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2030	165	167
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	518
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2040	375	375
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2046	815	713
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2051	3,300	2,739
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2054	500	467
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2056	11,030	8,889
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/2060	1,000	764
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2064	775	706
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2040	1,575	1,406
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2060	3,850	2,942
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/2035	250	265
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2037	300	296
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2038	615	605
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2040	665	639
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2056	3,800	3,384
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2060	1,000	884
	Essex County NJ GO	2.000%	9/1/2033	1,905	1,653
	Essex County NJ GO	3.000%	8/15/2034	1,495	1,454
	Essex County NJ GO	3.000%	8/15/2035	3,000	2,875
	Essex County NJ GO	3.000%	8/15/2036	4,880	4,593
	Essex County NJ GO	2.000%	9/1/2036	1,250	993
	Essex County NJ GO	2.000%	9/1/2037	2,035	1,567
	Essex County NJ GO	2.000%	9/1/2047	3,900	2,295
	Ewing Township Board of Education GO	4.000%	7/15/2034	3,040	3,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ewing Township Board of Education GO	4.000%	7/15/2035	3,045	3,051
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/2039	1,950	1,679
	Fort Lee Borough NJ GO	2.000%	11/1/2033	2,715	2,334
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/2046	5,500	5,552
[4]	Freddie Mac Pool	3.350%	6/1/2038	4,121	3,698
	Freehold Township Board of Education GO	4.125%	8/15/2043	5,000	4,933
	Freehold Township Board of Education GO	4.250%	8/15/2045	8,000	7,924
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	3,200	3,321
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	6,535	6,082
	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/2038	850	805
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2033	275	293
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2034	350	371
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2038	1,750	1,756
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2051	2,500	2,253
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2036	725	772
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2038	1,150	1,209
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2039	650	679
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2040	1,250	1,299
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2041	1,150	1,191
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2042	700	723
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	1,000	1,030
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	2,535	2,686
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,000	1,028
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,600	1,689
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	9,400	9,531
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2054	700	705
[1]	Haddon Township NJ GO	2.000%	3/1/2032	970	869
	Hillsborough Township NJ BAN GO	3.750%	2/12/2027	6,250	6,272
	Hoboken NJ BAN GO	4.000%	3/8/2027	15,000	15,100
	Hoboken NJ GO	3.000%	2/15/2052	610	428
	Howell Township NJ GO	2.000%	10/1/2036	1,980	1,544
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2026	1,500	1,503
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2027	1,000	1,025
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2033	635	651
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,000	1,885
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	2,000	1,849
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	2,000	1,806
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	2,000	1,768
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	2,000	1,729
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	3,980	3,353
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	11,500	10,305
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/2037	2,120	2,138
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/2042	1,300	1,301
	Hudson County NJ GO	3.000%	11/15/2033	2,450	2,334
	Hudson County NJ GO	2.000%	11/15/2034	1,775	1,470
	Hudson County NJ GO	2.000%	11/15/2035	1,000	803
	Hudson County NJ GO	2.125%	11/15/2036	1,920	1,518
	Hudson County NJ GO	2.125%	11/15/2037	1,000	766
	Hudson County NJ GO	2.250%	11/15/2038	1,520	1,144
	Hudson County NJ GO	2.375%	11/15/2039	1,000	741
	Hudson County NJ GO	2.375%	11/15/2040	1,000	724
	Hudson County NJ GO	3.000%	11/15/2041	1,700	1,381
[1]	Jersey City Board of Education GO	5.000%	8/15/2038	350	374
[1]	Jersey City Board of Education GO	5.000%	8/15/2039	450	478
[1]	Jersey City Board of Education GO	4.000%	8/15/2040	650	643
[1]	Jersey City Board of Education GO	4.000%	8/15/2041	500	490
[1]	Jersey City Board of Education GO	4.125%	8/15/2042	875	862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Jersey City Board of Education GO	4.125%	8/15/2043	625	611
[1]	Jersey City Board of Education GO	4.125%	8/15/2044	1,150	1,108
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2041	800	902
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2042	400	450
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2044	840	895
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2044	1,250	1,395
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2045	750	795
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2045	460	511
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2046	400	421
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2048	1,000	1,094
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2051	3,645	3,772
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2051	1,465	1,593
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	2,475	2,671
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2056	5,450	5,595
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2041	400	451
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2042	1,000	1,125
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2044	365	407
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2045	250	278
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2048	1,200	1,313
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/2049	2,000	2,058
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/2054	1,455	1,510
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2055	1,570	1,694
	Jersey City NJ GO	4.000%	10/1/2026	1,180	1,181
	Jersey City NJ GO	5.000%	10/1/2027	3,560	3,640
	Jersey City NJ GO	5.000%	10/1/2028	2,425	2,536
	Jersey City NJ GO	5.000%	11/1/2031	510	520
	Jersey City NJ GO	5.000%	11/1/2033	415	422
[2]	Jersey City NJ GO	4.000%	10/1/2034	1,815	1,847
	Jersey City NJ GO	4.000%	11/1/2034	2,000	2,006
	Jersey City NJ GO	4.000%	11/1/2035	1,170	1,172
[2]	Jersey City NJ GO	4.000%	10/1/2037	2,860	2,871
	Jersey City NJ GO	5.000%	11/1/2037	1,000	1,012
	Jersey City NJ GO	3.000%	2/15/2038	7,635	6,647
[2]	Jersey City NJ GO	4.125%	10/1/2038	2,300	2,312
[2]	Jersey City NJ GO	4.375%	10/1/2042	2,000	1,997
	Jersey NJ BAN GO	4.000%	10/20/2026	1,210	1,212
[1]	Kearny NJ GO	3.000%	2/1/2030	1,680	1,669
[1]	Lakewood Township NJ GO	2.000%	11/1/2032	1,610	1,419
[1]	Lenape Regional High School District GO	4.000%	1/1/2041	3,750	3,709
[1]	Lenape Regional High School District GO	4.000%	1/1/2042	2,000	1,960
[2]	Lindenwold Boro School District GO	3.000%	2/1/2035	1,355	1,278
	Lodi Borough NJ GO	3.000%	2/1/2039	1,090	951
	Madison Borough Board of Education GO	1.000%	8/15/2031	2,525	2,247
	Mercer County Hamilton Township Board of Education GO	3.250%	12/15/2040	1,000	846
	Mercer County NJ GO	0.050%	2/15/2032	5,000	3,957
	Middlesex County Improvement Authority College & University Revenue	5.000%	9/15/2039	640	701
	Middlesex County Improvement Authority College & University Revenue	5.000%	9/15/2041	505	546
[5]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	40,760	41,606
[3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB VRDO	3.050%	9/1/2026	10,080	10,080
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2043	1,000	1,084
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2044	525	567
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2045	895	963
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2046	625	669
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2051	3,250	3,403
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2056	2,000	2,077
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2059	7,500	7,759
[3]	Middlesex County Improvement Authority Local or Guaranteed Housing Revenue	5.950%	6/1/2061	3,000	3,040
	Middlesex County NJ GO	2.000%	6/1/2027	3,810	3,768
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	5,000	5,033
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/2034	1,800	1,801
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/2036	50	51
	Monmouth County NJ GO	5.000%	7/15/2034	580	611
	Monmouth Regional High School District GO	3.000%	2/1/2032	1,255	1,242
	Monmouth Regional High School District GO	3.000%	2/1/2033	1,015	986
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2044	1,000	1,048
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2045	500	523
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2046	900	937
[2]	Montclair State University Inc. College & University Revenue	5.250%	7/1/2051	4,900	5,086
	Montclair State University Inc. College & University Revenue	5.250%	7/1/2056	8,350	8,612
	Moorestown Township School District GO	4.000%	8/1/2049	5,000	4,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moorestown Township School District GO	4.000%	8/1/2050	5,000	4,574
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2030	2,000	2,003
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,025	1,026
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,160	1,162
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	4,000	4,064
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	2,220	2,337
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	1,035	1,020
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/2030	2,100	2,103
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	2,215	2,166
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	2,850	2,846
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	11,165	11,273
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	6,075	5,961
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	3,405	3,398
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	700	690
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	40	36
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2031	100	106
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	4,165	4,363
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2037	1,440	1,497
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2039	2,125	2,192
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	9,495	8,832
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2049	6,875	6,173
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	4,970	5,002
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	5,060	5,096
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	2,500	2,522
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2028	6,790	7,161
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2035	500	525
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2045	735	724
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/2047	310	283
	New Jersey Economic Development Authority Charter School Aid Revenue	5.125%	11/1/2055	2,920	2,762
	New Jersey Economic Development Authority Charter School Aid Revenue	5.250%	11/1/2060	2,475	2,357
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/2029	640	640
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	825	822
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2049	380	357
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2054	2,185	2,020
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/2029	355	354
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2038	795	795
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2050	1,100	1,008
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2027	560	567
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2037	130	123
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/2048	2,465	2,419
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	650	659
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	1,470	1,484
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2042	8,210	8,258
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	3,270	3,270
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	5,000	5,129
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/2041	3,135	3,061
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2049	5,000	4,659
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	4,905	4,671
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,065	1,168
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2038	2,440	2,649
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	4,000	4,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2031	345	365
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	4,500	4,700
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	4,400	4,323
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	3,605	3,490
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2030	600	615
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2037	2,385	2,425
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	6,225	6,287
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	2,900	2,957
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,290	4,375
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,800	1,836
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2035	2,290	2,381
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/2040	3,065	3,065
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	940	943
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	600	577
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,500	2,504
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	3,750	3,755
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	6,085	5,891
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,350	1,341
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,460	1,386
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	1,750	1,652
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	6,905	6,134
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	8,000	7,816
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	2,345	2,391
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	6,000	6,081
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	6,000	6,249
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	935	951
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	3,000	3,000
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	250	245
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	490	498
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	565	566
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	4,000	4,000
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	6,250	6,250
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2032	285	285
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,000	1,016
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,845	2,883
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	3,000	3,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,890	2,890
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	420	445
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2033	390	390
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,500	2,532
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,340	2,369
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	430	430
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,475	2,475
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	680	718
	New Jersey Educational Facilities Authority College & University Revenue	3.625%	7/1/2034	95	79
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,825	1,851
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,485	1,561
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,500	2,529
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,340	2,367
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	850	850
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,475	1,475
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2035	321	321
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,130	1,183
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,485	2,511
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,100	2,100
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	25	22
[2,7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,965	2,163
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	1,175	953
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	1,800	1,800
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	4,975	5,038
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	3,285	3,426
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	25	22
[2,7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,030	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	2,350	1,847
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,100	1,142
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,340	1,340
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	930	938
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,980	2,044
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	750	790
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,895	2,089
[7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	5,000	5,347
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	2,000	1,477
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	600	584
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,050	1,079
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,920	2,094
[7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	3,000	3,182
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	2,000	1,426
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2040	175	141
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2040	1,000	954
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	1,230	1,231
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	3,105	3,353
[7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,800	2,944
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	3,025	2,080
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	5,000	5,346
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2041	500	391
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2041	850	820
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	2,030	2,153
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	5,000	5,358
[7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	2,320	2,427
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	580	427
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	750	714
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	2,080	2,087
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	4,960	5,297
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	9,880	10,497
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	2,160	2,279
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	3,160	3,362
	New Jersey Educational Facilities Authority College & University Revenue	3.500%	7/1/2044	150	119
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	1,400	1,473
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	3,075	3,261
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	12,640	12,765
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,905	2,013
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2046	2,525	1,838
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	1,530	1,609
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	6,165	5,347
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	850	790
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	6,470	5,059
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/2049	1,400	1,069
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	8,330	5,797
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	10,760	9,071
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	2,850	2,578
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2051	15,530	16,049
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2052	1,125	1,007
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	10,925	10,398
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	9,965	10,423
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.250%	7/1/2056	21,815	22,819
	New Jersey Educational Facilities Authority College & University Revenue (Georgian Court University Project)	3.250%	7/1/2031	35	32
	New Jersey Educational Facilities Authority College & University Revenue (Georgian Court University Project)	3.500%	7/1/2034	80	69
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2028	275	284
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2029	400	421
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2030	280	298
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2031	275	296
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2032	250	267
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2033	275	293
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2034	350	325
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2035	225	205
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2036	375	377
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2037	820	716
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2038	300	297
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2039	770	641
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2040	275	223
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	5,000	5,551
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	3.000%	9/1/2026	7,300	7,300
[1]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/2028	295	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2031	775	810
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2039	2,810	2,964
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2040	2,000	2,098
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	3,750	3,923
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,140	1,192
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,515	2,625
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	2,120	2,087
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/2053	2,230	2,289
	New Jersey GO	2.000%	6/1/2032	3,400	3,038
	New Jersey GO	2.000%	6/1/2033	1,500	1,298
	New Jersey GO	2.000%	6/1/2034	2,500	2,094
	New Jersey GO	2.250%	6/1/2034	2,785	2,404
	New Jersey GO	2.000%	6/1/2035	1,500	1,219
	New Jersey GO	2.000%	6/1/2036	1,500	1,181
	New Jersey GO	2.000%	6/1/2037	1,500	1,143
	New Jersey GO	5.000%	6/1/2041	5,000	5,059
	New Jersey GO	5.000%	6/1/2042	4,500	4,551
	New Jersey GO, Prere.	5.000%	6/1/2027	4,000	4,073
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2028	1,225	1,269
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2034	1,705	1,746
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2035	630	643
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2038	1,105	1,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	10	10
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,100	2,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,325	1,349
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,860	2,863
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/2029	465	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,940	2,944
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,950	1,986
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,000	2,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,200	2,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,700	2,844
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,850	1,884
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,310	2,312
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,695	1,602
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,455	2,567
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/2033	3,620	3,431
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,305	3,446
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,340	2,341
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,000	5,517
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,040	2,118
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,190	2,191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,000	1,002
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	750	751
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,910	6,995
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,080	3,116
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,568
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2036	2,000	1,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,750	3,733
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	995
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,365	2,391
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,541
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,670	4,604
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,755	6,825
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,600	3,635
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,645	1,699
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	500	553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,130	1,000
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,360	4,252
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,380	1,355
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2038	1,530	1,447
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,215	1,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	1,030	892
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,955	3,814
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	7,000	6,812
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	13,000	13,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	8,185	8,189
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,250	1,353
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2039	5,000	5,643
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	3,240	2,749
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,075	3,934
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	8,000	7,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	5,000	5,617
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	2,625	2,192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	13,255	12,455
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	5,000	5,260
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2041	5,000	5,556
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	7,500	7,853
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	2,750	3,035
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,127
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2043	4,000	4,392
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	11,790	10,914
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	2,000	2,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	7,000	6,617
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/2046	2,500	1,594
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2046	6,480	4,992
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	9,855	9,082
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	5,395	4,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	18,165	15,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2049	10,640	7,732
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2049	875	915
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/2051	3,235	1,935
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	8,175	5,780
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	13,350	9,544
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	21,200	19,417
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,280	2,636
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2054	24,575	22,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/2054	3,185	2,951
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,600	9,887
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,010	9,339
[3,8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.000%	9/1/2026	15,000	15,000
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	4,800	4,800
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	2,700	2,700
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,995	2,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,000	1,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	640	645
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/2031	2,230	2,016
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	6,355	6,144
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2035	11,640	11,426
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/2036	1,150	931
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2037	2,965	2,954
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2038	3,365	3,178
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.375%	1/1/2039	3,248	2,566
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/2039	4,830	4,558
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	5/1/2040	5,530	5,225
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	2,030	1,504
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	2,935	2,939
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/2040	2,150	1,590
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2041	6,930	6,706
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,000	731
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2042	10,860	10,746
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/2043	1,100	995
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2044	4,710	4,562
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2045	3,240	2,267
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	10/1/2045	10,765	10,837
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2045	1,000	676
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/2045	1,000	890
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/2046	3,825	2,612
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/2046	4,815	4,708
[7]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.800%	10/1/2046	6,635	6,571
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	1,000	688
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2047	675	603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2048	825	735
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2049	2,200	1,934
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	865	645
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	6,650	6,727
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2050	1,000	644
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.900%	11/1/2050	3,000	2,956
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.150%	11/1/2050	3,000	3,035
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	9,680	9,659
[7]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.900%	10/1/2051	5,675	5,591
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/2051	1,000	647
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/2052	4,895	3,094
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	1,890	1,860
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	8,000	8,477
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	12,015	12,381
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2053	650	560
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	3,355	3,199
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	7,165	6,875
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2055	5,730	6,124
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.950%	11/1/2055	1,500	1,466
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.200%	11/1/2055	5,000	5,032
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	10,515	11,569
[7]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	8,500	9,459
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/2056	1,000	608
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,000	626
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	1,825	1,700
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	3,940	3,671
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	11/1/2060	3,720	3,676
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	11/1/2060	2,000	2,022
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/2065	5,081	5,172
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	9/1/2067	2,725	2,628
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,795	1,786
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,720	1,720
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	1,741	1,742
[3,8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.380%	9/3/2026	500	500
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	800	851
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	1,300	1,395
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2045	1,340	1,432
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/2046	1,680	1,033
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	2,000	2,109
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	350	372
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2049	2,065	2,147
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/2051	2,440	1,410
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2051	1,000	1,044
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2052	2,230	2,286
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2055	1,000	1,035
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue, Prere.	2.125%	9/1/2031	40	38
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue, Prere.	2.250%	9/1/2031	60	57
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2040	2,705	1,871
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2046	6,655	3,986
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/2050	5,530	3,247
	New Jersey Infrastructure Bank Water Revenue	4.000%	9/1/2027	200	200
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2031	925	977
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2033	330	346
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2040	1,200	1,291
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2041	2,000	2,139
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2042	2,000	2,137
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2043	6,670	7,107
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2044	2,000	2,128
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2045	5,250	5,567
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2050	9,500	10,061
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2055	8,000	8,363
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,995	2,969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	6,020	5,968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	5,285	5,314
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	3,070	3,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	11,685	12,161
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	565	527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	4,705	4,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	2,955	3,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	5,500	5,773
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	6,035	6,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,270	1,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,000	3,172
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,060	4,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	9,305	9,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,650	10,701
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,000	5,359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,335	1,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	14,045	14,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,025	2,049
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	10,105	8,118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,030	825
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	1,000	1,055
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	12,240	12,686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	1,000	1,052
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	285	209
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	3,250	3,360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	875	575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	6,775	4,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	8,335	5,176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,700	1,677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	9,720	5,699
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	2,000	1,976
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	1,000	1,028
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	26,240	13,647
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	1,000	1,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	4,760	4,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	18,820	17,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,255	10,526
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	19,000	13,565
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	8,150	7,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,365	9,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/2028	1,245	1,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	1,000	1,144
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	2,000	1,999
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,000	2,917
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	2,495	2,162
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	13,125	11,977
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	1,965	2,002
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	14,470	12,035
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	16,780	11,980
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	1,250	1,108
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,070	5,388
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.430%	9/3/2026	8,635	8,635
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	5,525	5,822
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2030	215	234
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	8,000	8,630
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	8,680	8,447
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,055	10,604
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,635
[1]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	4,000	3,772
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	29,250	30,646
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	2,325	2,445
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,275	1,336
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	7,500	7,831
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	2,000	2,097
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	4,100	4,283
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	518
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	6,675	6,941
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	10,590	10,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	6,515	6,753
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	8,185	7,410
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	1,675	1,733
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	2,000	2,070
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	4,000	4,029
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	42,125	43,270
[3,8]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.050%	9/1/2026	4,000	4,000
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.150%	9/1/2026	9,665	9,665
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.150%	9/1/2026	29,195	29,195
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.150%	9/1/2026	5,250	5,250
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	12,000	7,035
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	4,080	2,251
[3,8,9]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.370%	9/3/2026	855	855
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	175	103
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	707
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	575	606
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,495	2,752
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	1,000	1,088
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	500	547
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,008
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	375	411
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	3,890	4,010
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,000	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	16,795	17,557
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,320	2,443
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	4,635	4,823
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,525	2,645
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,000	5,264
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	36,140	37,490
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,000	2,087
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,780	2,915
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	5,000	5,224
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2047	2,000	2,080
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	3,555	3,530
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	2,000	2,072
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	23,920	24,892
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	19,660	20,525
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	11,795	10,687
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2052	12,000	12,296
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	6,000	6,189
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	16,615	15,340
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	11,315	11,716
	New Jersey Turnpike Authority Highway Revenue	4.750%	1/1/2055	10,000	9,935
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	41,480	43,166
	New Jersey Turnpike Authority Highway Revenue PUT	5.000%	7/1/2036	8,000	8,782
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.050%	9/1/2026	8,000	8,000
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.050%	9/1/2026	7,030	7,030
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.050%	9/1/2026	9,115	9,115
	New Milford Borough NJ GO	2.000%	4/1/2032	270	241
[2]	Newark Board of Education GO	5.000%	7/15/2032	875	946
[2]	Newark Board of Education GO	5.000%	7/15/2033	520	558
[2]	Newark Board of Education GO	4.000%	7/15/2035	500	505
[2]	Newark Board of Education GO	4.000%	7/15/2036	475	477
[2]	Newark Board of Education GO	4.000%	7/15/2037	450	450
[2]	Newark Board of Education GO	3.000%	7/15/2038	1,350	1,163
[2]	Newark Board of Education GO	3.000%	7/15/2039	1,550	1,300
[2]	Newark Board of Education GO	3.000%	7/15/2040	3,025	2,458
[2]	Newark Board of Education GO	3.000%	7/15/2041	3,855	3,069
[2]	Newark Board of Education GO	3.000%	7/15/2042	800	626
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	5,500	5,810
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/2037	8,600	8,456
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,000	1,052
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	3,920	4,105
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	9,370	10,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.250%	2/1/2043	1,075	1,086
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.500%	2/1/2051	1,600	1,611
	North Brunswick Township Board of Education GO	3.250%	8/15/2031	395	393
	North Brunswick Township Board of Education GO	3.375%	8/15/2037	1,695	1,557
	North Brunswick Township Board of Education GO	4.000%	5/15/2045	4,600	4,459
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2037	1,485	1,660
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2038	1,000	1,114
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2039	1,100	1,212
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2039	750	813
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2040	1,100	1,204
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2040	1,300	1,393
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2041	1,000	1,088
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2041	1,000	1,066
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2042	1,045	1,135
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2042	875	930
	Nutley Township NJ BAN GO	3.500%	3/12/2027	7,605	7,630
	Ocean City NJ GO	2.250%	9/15/2032	2,370	2,131
	Ocean City NJ GO	3.000%	10/15/2037	4,380	3,927
	Ocean City NJ GO	2.000%	10/15/2038	4,380	3,333
	Ocean County NJ GO	4.375%	11/1/2041	3,405	3,475
	Orange Township NJ BAN GO	4.000%	3/17/2027	9,680	9,718
	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/2033	965	971
	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/2040	2,300	2,204
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/2044	1,000	977
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/2045	1,060	980
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2055	1,000	910
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2060	1,700	1,520
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/2033	465	466
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/2043	2,230	2,214
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/2053	2,880	2,782
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/2058	2,750	2,676
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/2033	720	721
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (North Borough Haledon Project)	4.000%	12/1/2054	865	767
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2033	110	113
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2034	125	127
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2036	145	133
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2037	150	135
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2044	755	590
	Passaic County Improvement Authority Miscellaneous Revenue (Paterson City Project)	5.000%	6/15/2035	1,200	1,213
	Passaic County NJ GO	3.000%	5/1/2032	540	533
	Passaic County NJ GO	1.000%	12/1/2035	1,675	1,248
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2035	1,615	1,479
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2036	1,495	1,342
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2037	1,935	1,696
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2038	970	828
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2039	500	416
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2041	360	377
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2043	800	836
	Paterson NJ GO	4.750%	3/1/2027	10,000	10,003
	Rancocas Valley Regional High School District GO	3.000%	3/15/2039	1,300	1,129
	Rancocas Valley Regional High School District GO	3.000%	3/15/2040	1,300	1,082
	Ridgewood Bergen County NJ GO	2.000%	1/15/2042	505	359
	Riverdale Borough NJ BAN GO	3.500%	3/2/2027	5,206	5,226
	Saddle Brook Township NJ GO	2.125%	2/15/2033	500	435
	Saddle Brook Township NJ GO	2.250%	2/15/2034	500	430
	Salem County NJ GO	2.000%	6/15/2028	1,150	1,117
[2]	Salem County NJ GO	3.000%	6/15/2033	270	259
	Salem County NJ GO	2.000%	6/15/2036	1,680	1,303
	Salem County NJ GO	2.000%	6/15/2037	1,835	1,376
[2]	Sayreville School District GO	4.000%	1/15/2042	2,160	2,049
	Somerset Hills School District GO	3.500%	4/1/2043	1,320	1,140
	South Hackensack NJ BAN GO	3.500%	10/14/2026	1,698	1,699
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2034	1,915	1,930
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2039	2,910	2,912
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	200	210
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,140	1,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	500	533
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	500	530
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	500	529
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	500	526
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	500	525
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2038	1,500	1,614
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2039	1,285	1,240
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	1,000	1,046
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	2,110	2,249
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	2,125	2,007
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2040	3,750	3,896
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	3,250	3,347
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	1,750	1,810
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,975	9,118
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	2,000	2,041
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	2,635	2,538
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	12,235	10,763
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	3,265	2,968
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	1,305	1,191
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	5,900	6,036
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	3,650	3,748
	South Orange & Maplewood School District GO	2.000%	11/1/2031	215	194
	South Orange & Maplewood School District GO	2.000%	8/15/2032	115	102
	South Orange & Maplewood School District GO	2.000%	8/15/2034	205	172
	South Orange & Maplewood School District GO	2.250%	11/1/2037	1,120	878
	South Orange & Maplewood School District GO	3.000%	8/15/2038	1,125	982
	South Orange & Maplewood School District GO	2.250%	11/1/2038	1,000	761
[2]	South Orange & Maplewood School District GO	2.500%	11/1/2039	1,955	1,502
	South Orange & Maplewood School District GO	2.000%	8/15/2040	1,550	1,072
	South Orange & Maplewood School District GO	2.125%	8/15/2041	1,525	1,045
	South Orange & Maplewood School District GO	2.500%	11/1/2042	3,100	2,223
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/2041	1,100	894
	Tenafly School District GO	3.375%	8/1/2039	1,670	1,533
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,985	4,120
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,547
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,750	5,901
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,645	2,709
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,645	3,728
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	13,675	13,962
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,595	2,645
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	5,910	5,795
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	8,650	8,790
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	21,815	21,244
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	6,200	5,987
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/2046	4,045	4,052
	Toms River Board of Education GO	3.000%	7/15/2033	175	160
	Toms River Board of Education GO	3.000%	7/15/2036	1,815	1,559
	Toms River Board of Education GO	3.000%	7/15/2037	1,925	1,615
	Toms River Board of Education GO	3.000%	7/15/2038	750	614
	Township of Edison NJ GO	2.000%	3/15/2035	970	798
	Township of Maplewood NJ GO	2.000%	4/1/2034	580	488
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/1/2038	1,140	1,200
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/2054	2,500	2,324
	Union County Township NJ BAN GO	4.000%	2/26/2027	12,000	12,078
	Union County Township NJ GO	1.000%	8/1/2032	1,094	915
	Union Township County NJ GO	2.000%	1/15/2038	380	286
	Vineland NJ GO	4.000%	11/1/2041	2,600	2,536
[2]	West Deptford Township Board of Education GO	4.250%	7/15/2044	2,200	2,116
	West Deptford Township NJ GO	3.000%	2/15/2032	640	632
	West Orange NJ BAN GO	3.750%	11/3/2026	10,000	10,015
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/2036	3,325	2,785
	Willingboro Township NJ GO	2.125%	9/1/2033	200	171
[1]	Willingboro Township School District GO	4.125%	8/15/2043	4,075	4,026
	Woolwich Township NJ GO	3.000%	5/1/2040	1,740	1,513
	Woolwich Township NJ GO	3.000%	5/1/2041	1,740	1,481
					2,873,483
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	97

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware (0.7%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2034	170	184
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	1,000	939
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	1,000	921
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2036	170	182
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	1,000	899
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	350	372
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	170	181
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	1,000	876
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	170	180
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	600	648
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2039	150	158
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2040	700	678
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	170	178
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	500	531
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	650	690
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2041	450	427
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	185	193
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	1,440	1,515
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	750	789
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2042	750	708
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	170	177
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,500	1,572
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,000	1,048
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	1,500	1,567
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	750	783
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	1,745	1,816
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	700	728
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2046	1,000	915
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2049	1,005	1,028
				20,883
Guam (0.3%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	250	266
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	115	120
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	120	124
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	4,970	5,007
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,665	1,698
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	200	196
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	390	417
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,780	1,636
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	381
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	55	56
				9,901
New York (5.2%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	345	352
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,560	5,806
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,140	3,157
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,300	3,690
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	1,000	993
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	4,605	5,047
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,000	1,085
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	500	538
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	1,530	1,645
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	2,555	2,729
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	4,000	4,245
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2042	675	726
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	240	256
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,000	2,146
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,000	1,064
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	525	554
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,730	1,827
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,310	1,388
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,095	1,167
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,480	1,560
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2045	2,005	2,132
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,145	2,277
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	2,575	2,409
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2046	1,550	1,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,284
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2047	615	635
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	3,315	3,422
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2048	1,470	1,533
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,500	3,598
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	8,465	8,708
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2049	8,000	7,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	11,825	12,183
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2052	5,000	5,111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	2,000	2,072
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	20,890	21,277
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	7,170	7,304
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	31,745	32,421
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	1,200	1,254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	4,000	4,181
					165,671
Pennsylvania (1.5%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	135	142
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	135	141
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2035	175	182
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	155	161
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	150	155
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2039	3,000	3,268
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2040	3,945	4,254
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2041	2,000	2,144
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	1,800	1,920
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2043	2,875	3,055
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2044	3,045	3,220
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2045	1,300	1,374
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2046	2,975	3,111
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.250%	7/1/2047	2,100	2,247
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.250%	7/1/2048	3,000	3,174
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.250%	7/1/2049	1,175	1,241
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.250%	7/1/2051	1,810	1,905
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	1,000	1,035
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2038	3,900	4,025
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	3,500	3,602
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	1,000	1,100
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,089
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	875	943
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	3,885	4,145
					47,633
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	821	835
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,547	2,675
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	3,663	3,952
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	680	496
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,708	2,697
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,298	2,263
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	4,633	4,490
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,083	3,788
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	885	936
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	5,010	5,310
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,315	2,470
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	285	297
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	780	808
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	70	73
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,260	2,121
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,000	938
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	375	365
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	602	548
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,128	962
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	37	32
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	843	666
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	4,110	4,018
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	178	174
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	1,000	917
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,134	1,069

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Juan Puerto Rico Municipality GO	5.000%	7/1/2035	370	395
San Juan Puerto Rico Municipality GO	5.000%	7/1/2037	170	180
San Juan Puerto Rico Municipality GO	5.250%	7/1/2041	350	367
San Juan Puerto Rico Municipality GO	5.250%	7/1/2042	100	104
San Juan Puerto Rico Municipality GO	5.250%	7/1/2044	375	390
San Juan Puerto Rico Municipality GO	5.000%	7/1/2046	550	559
San Juan Puerto Rico Municipality GO	5.000%	7/1/2051	1,345	1,359
				46,513
Total Tax-Exempt Municipal Bonds (Cost $3,256,717)				3,164,181
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,011	2,858
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,525	1,106
Total Taxable Municipal Bonds (Cost $3,420)				3,964
Total Investments (100.4%) (Cost $3,260,137)				3,168,145
Other Assets and Liabilities—Net (-0.4%)				(14,183)
Net Assets (100%)				3,153,962
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $162,613, representing 5.2% of net assets.

4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Securities with a value of $1,168 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2026	93	19,087	(51)
5-Year U.S. Treasury Note	December 2026	151	15,961	(98)
10-Year U.S. Treasury Note	December 2026	57	6,136	(52)
Long U.S. Treasury Bond	December 2026	120	13,035	(21)
Ultra 10-Year U.S. Treasury Note	December 2026	181	19,805	(88)
				(310)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2026	(67)	(7,372)	84
				(226)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/10/2026	JPMC	3,000	Buy	10-Year MMD AAA General Obligation Scale	3.190%	(58)	—	(58)
9/25/2026	JPMC	1,315	Buy	10-Year MMD AAA General Obligation Scale	3.360%	(10)	—	(10)
9/28/2026	JPMC	655	Buy	10-Year MMD AAA General Obligation Scale	3.400%	(3)	—	(3)
9/28/2026	RBC	130	Buy	10-Year MMD AAA General Obligation Scale	3.500%	1	1	—
9/30/2026	JPMC	265	Buy	10-Year MMD AAA General Obligation Scale	3.450%	—	—	—
7/1/2027	JPMC	3,250	Buy	10-Year MMD AAA General Obligation Scale	3.370%	(117)	—	(117)
7/1/2027	JPMC	1,625	Buy	30-Year MMD AAA General Obligation Scale	4.460%	(134)	—	(134)
7/27/2027	JPMC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(195)	—	(195)
7/27/2027	RBC	3,000	Buy	30-Year MMD AAA General Obligation Scale	4.750%	(88)	—	(88)
8/3/2027	RBC	2,500	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(100)	—	(100)
8/18/2027	MSBNA	3,248	Buy	30-Year MMD AAA General Obligation Scale	4.850%	(41)	—	(41)
						(745)	1	(746)

JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,164,181	—	3,164,181
Taxable Municipal Bonds	—	3,964	—	3,964
Total	—	3,168,145	—	3,168,145

Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
Swap Contracts	—	1	—	1
Total	84	1	—	85
Liabilities
Futures Contracts[1]	(310)	—	—	(310)
Swap Contracts	—	(746)	—	(746)
Total	(310)	(746)	—	(1,056)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.